Notes on the Consolidated Statements of Operations and Comprehensive Income/(Loss) - Share based payment arrangements - fair value inputs (Details) - 6 months ended Jun. 30, 2020 - 2018 Virtual stock option plan - Spark Networks SE
	EUR (€) Months $ / shares	USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options life (in months) | Months	85
Exercise Price Range Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option Vesting Period	85 months
Exercise price (in usd per share)	$ 0.00
Dividend yield	0.00%
Exercise Price Range Two | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in usd per share)	$ 2.77
Volatility	40.00%
Risk-free rate	0.52%
Fair value per Option (per share)	$ 2.66	$ 2.89
Exercise Price Range Two | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in usd per share)	$ 6.09
Volatility	47.30%
Risk-free rate	1.51%
Fair value per Option (per share)	$ 5.76	6.32
Exercise Price Range One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option Vesting Period	85 months
Dividend yield	0.00%
Exercise Price Range One | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in usd per share)	$ 2.77
Exercise price (in usd per share)	$ 2.23
Volatility	40.00%
Risk-free rate	0.52%
Fair value per Option (per share)	$ 1.31	1.42
Exercise Price Range One | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in usd per share)	$ 6.09
Exercise price (in usd per share)	$ 4.88
Volatility	47.30%
Risk-free rate	1.51%
Fair value per Option (per share)	$ 2.85	$ 3.13